Liability for Employee Rights Upon Retirement - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan Disclosure [Line Items]
Severance pay expenses	$ 2,663,000	$ 2,403,000	$ 2,170,000
Defined contribution plan expenses	3,850,000	4,083,000	5,239,000
Contribution plan expenses expected	$ 4,000,000